Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	$ 1,351,187	$ 1,370,711
Less: accumulated amortization	392,071	326,649
Intangible assets, net	959,116	1,044,062
Land use rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	1,002,869	1,017,360
Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	141,229	143,270
Digital factory operation management system [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	169,394	171,842
Mask customization system [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, subtotal	$ 37,695	$ 38,239